Income Per Share - Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding (Details) - shares	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Weighted average ordinary shares outstanding, underwriter shares		307,465
Successor [Member]
Weighted average ordinary shares outstanding, beginning balance	11,730,425
Change in shares, backstop shares	4,829,375
Change in shares, underwriter shares	307,465
Change in shares issued to NPS/GES	53,690,315
Change in shares transferred to perm equity	15,005,189
Change in shares, NPS equity stock earn-out	6,251
Weighted average ordinary shares outstanding, backstop shares	4,829,375
Weighted average ordinary shares outstanding, underwriter shares	307,465
Weighted average ordinary shares outstanding, shares issued to NPS/GES	53,690,315
Weighted average ordinary shares outstanding, Shares transferred to perm equity	15,005,189
Weighted average ordinary shares outstanding, NPS equity stock earn-out	1,300,214
Weighted average ordinary shares outstanding, Ending balance	85,569,020	85,569,020
Weighted average basic common shares outstanding	85,569,020
Non-vested, participating restricted shares	760,000
Shares for use in allocation of participating earnings	86,329,020